Other financial assets	12 Months Ended
Dec. 31, 2020
Other financial assets
Other financial assets

16 Other financial assets

	December 31, 2020		December 31, 2019
(€ million)	Current	Non-current	Current	Non-current
Long-term financing receivables held for operating purposes	29	953	60	1,119
Short-term financing receivables held for operating purposes	22		37
	51	953	97	1,119
Financing receivables held for non-operating purposes	203		287
	254	953	384	1,119
Securities held for operating purposes		55		55
	254	1,008	384	1,174

Changes in allowance for doubtful accounts were as follows:

(€ million)	2020	2019
Carrying amount at the beginning of the year	379	430
Additions	7	11
Deductions	(7)	(88)
Currency translation differences	(26)	7
Other changes	(1)	19
Carrying amount at the end of the year	352	379

Financing receivables held for operating purposes related principally to funds provided to joint ventures and associates in the Exploration & Production segment (€ 883 million) to execute capital projects of interest to Eni. These receivables are long-term interests in the initiatives funded. The greatest exposure is towards the joint venture Cardón IV SA (Eni’s interest 50%) in Venezuela, which is currently operating the Perla offshore gas field, for € 383 million (€563 million at December 31, 2019).

Financing receivables held for operating purposes due beyond five years amounted to €771 million (€1,018 million at December 31, 2019).

The fair value of non-current financing receivables held for operating purposes of €953 million has been estimated based on the present value of expected future cash flows discounted at rates ranging from -0.5% to 1.4%  (-0.3% and 2.0% at December 31,2019).

In addition to the expected credit loss model, the recoverability of the financial loan granted to the joint venture Cardón IV SA was assessed on the basis of the recoverability of the investment made by the JV for the development of the Perla field corresponding to the future cash flows of the project adjusted to price possible difficulties in converting future gas sales into cash, essentially assuming a deferral in the timing of revenues collection.

The recoverability of other long-term financial assets was assessed by considering the expected probability default in the next twelve months only, as the creditworthiness suffered no significant deterioration in the reporting period.

Financing receivables held for non-operating purposes related to bank deposits with the purpose to invest cash surpluses and restricted deposits in escrow to guarantee transactions on derivative contracts.

Financing receivables held for operating purposes were denominated in euro and U.S. dollar for €178 million and €1,024 million, respectively.

Securities held for operating purposes related to listed bonds issued by sovereign states.

Securities for €20 million (same amount as of December 31, 2019) were pledged as guarantee of the deposit for gas cylinders as provided for by the Italian law.

The following table analyses securities per issuing entity:

	Amortized cost	Nominal value	Fair Value	Nominal rate		Rating -
	(€ million)	(€ million)	(€ million)	of return (%)	Maturity date	Moody’s	Rating - S&P
Sovereign states
Fixed rate bonds
Italy	24	24	25	from 0.35 to 4.75	from 2021 to 2030	Baa3	BBB
Others (*)	17	17	17	from 0.05 to 0.20	from 2021 to 2025	from Aa3 to Baa1	from AA to A
Floating rate bonds
Italy	11	11	11		from 2022 to 2025	Baa3	BBB
Others	3	3	3		2022	Baa3	BBB
Total sovereign states	55	55	56

(*)Amounts included herein are lower than €10 million.

All securities have maturity within five years.

The fair value of securities was derived from quoted market prices.

Receivables with related parties are described in note 36 — Transactions with related parties.